Borrowings (Details)									1 Months Ended												3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Sep. 01, 2025 USD ($)	Jul. 31, 2025 USD ($)	Jul. 30, 2025	Nov. 25, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 01, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 USD ($) $ / shares shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 shares	Mar. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jun. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 11, 2025 $ / shares	Aug. 01, 2025	May 01, 2025 $ / shares	Apr. 17, 2025 $ / shares	Nov. 30, 2024	Feb. 29, 2024 USD ($)	Jun. 26, 2023	Apr. 30, 2023 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Borrowings [Line Items]
Interest rate percentage																																					15.00%
Debt amount										$ 13,381,016											$ 13,081,016			$ 13,081,016		$ 13,381,016	$ 14,669,280
Accounts receivable factoring arrangement							$ 329,633	$ 299,667				$ 399,667
Warrants converted (in Shares) | shares															507,394
Outstanding principal										3,758,595											3,989,991			3,989,991		3,758,595	14,270,956
Debt issuance costs										140,082											101,587			101,587		140,082	$ 398,324
Number of barrels																600											1,200
Prepayment amount																	$ 1,000,000
Agreement amount																$ 500,000
Outstanding principal noncurrent										9,482,339											8,989,438			8,989,438		9,482,339
Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares								66,549				66,549
Warrants term								5 years
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 6
Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6						$ 6												$ 6
Current Liability [Member]
Borrowings [Line Items]
Debt issuance costs										$ 140,082											70,574			70,574		$ 140,082
Long-term Liability [Member]
Borrowings [Line Items]
Debt issuance costs																					50,261			50,261
Negotiated Settlements, Debt [Member] | Secured Debt
Borrowings [Line Items]
Extinguishment of debt																								8,989,438
Subsequent Event [Member]
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares																													$ 0.01			$ 0.001
Subsequent Event [Member] | Negotiated Settlements, Debt [Member] | Secured Debt
Borrowings [Line Items]
Gain on extinguishment of debt		$ 2,635,507
Extinguishment of debt		$ 10,382,438
IPO
Borrowings [Line Items]
Stock price (in Dollars per share) | $ / shares				$ 4	$ 5					$ 4	$ 5												5			$ 4
IPO | Warrant
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares				246,267
Silverview Loan
Borrowings [Line Items]
Debt amount																											12,250,000
Silverview Loan | Senior Notes
Borrowings [Line Items]
Prepayment premium percentage				0.01
Debt amount										$ 10,682,438											10,382,438			10,382,438		$ 10,682,438	12,250,000
Loan modification, maturity extension period				18 months
Interest rate										16.50%																16.50%							15.00%
Silverview Loan | Senior Notes | Forecast
Borrowings [Line Items]
Exit fee percentage			0.01
Silverview Loan | Subsequent Event [Member] | Senior Notes
Borrowings [Line Items]
Exit fee percentage			0.01
Silverview Loan, Payment due December 31,2024 | Senior Notes
Borrowings [Line Items]
Quarterly payment				$ 2,050,000
Interest included in quarterly payment				$ 182,438
Silverview Loan, Payment due January 31, 2025 [Member] | Senior Notes
Borrowings [Line Items]
Quarterly payment									$ 300,000
Silverview Loan, Payment due December 31, 2024, Paid December 31, 2024 [Member] | Senior Notes
Borrowings [Line Items]
Quarterly payment										$ 1,750,000
Silverview Loan, Payment due June 30, ,2025 | Senior Notes
Borrowings [Line Items]
Loan modification, maturity extension period				18 months
Quarterly payment				$ 700,000
Silverview Loan, Payment due Every Six Months after June 30, ,2025 | Senior Notes
Borrowings [Line Items]
Quarterly payment				$ 500,000
PPP Loan
Borrowings [Line Items]
Interest expense																					5,658	$ 5,658		11,254	$ 11,254
Accrued Interest, net of Current Portion										107,255											118,509			118,509		$ 107,255	84,561
PPP Loan | Senior Notes
Borrowings [Line Items]
Debt amount										2,269,456											2,269,456			2,269,456		2,269,456	2,269,456	$ 2,269,456
Interest rate																				1.00%								1.00%
Aggregate principal amount																				$ 3,776,100
Debt instrument, term																				2 years
Forgiveness loan																			$ 3,776,100
Gain on extinguishment of debt																												$ 1,506,644
2023 Channel Partners Loan
Borrowings [Line Items]
Extinguishment of debt																								47,104
2023 Channel Partners Loan | Senior Notes
Borrowings [Line Items]
Debt amount										$ 0											$ 0			0		0	149,824
Quarterly payment																								$ 16,944
Interest rate																					13.34%			13.34%
Aggregate principal amount																											250,000
Prepayment discount percentage																								5.00%
City of Eugen Loan | Thinking Tree Spirits, Inc
Borrowings [Line Items]
Acquired debt																																		$ 389,875
City of Eugen Loan | Thinking Tree Spirits, Inc | Forecast
Borrowings [Line Items]
Quarterly payment	$ 6,714
Interest rate		0.00%																												5.00%
City of Eugen Loan | Subsequent Event [Member] | Thinking Tree Spirits, Inc
Borrowings [Line Items]
Interest rate		0.00%																												5.00%
Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares							86,864						86,864
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4			$ 5						$ 5
Warrants converted (in Shares) | shares				18,728			14,983
July 2024 Accounts Receivable Factoring Agreement | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares							83,333						83,333
Warrants term							5 years						5 years
Common stock, per warrant (in Dollars per share) | $ / shares													$ 6
July 2024 Accounts Receivable Factoring Agreement | Warrants, Accounts Receivable Factoring Agreement [Member]
Borrowings [Line Items]
Warrants term							5 years						5 years
Common stock, per warrant (in Dollars per share) | $ / shares													$ 6
Whiskey Note
Borrowings [Line Items]
Debt conversion, original debt, amount																500,000
Aggregate principal																672,500
2022 Channel Partners Loan [Member]
Borrowings [Line Items]
Extinguishment of debt																										47,104
2022 Channel Partners Loan [Member] | Senior Notes
Borrowings [Line Items]
Quarterly payment																										$ 16,944
Interest rate										13.34%																13.34%									13.982%
Aggregate principal amount																		$ 250,000																		$ 250,000
Prepayment discount percentage																		5.00%								5.00%
Quarterly principal payment																		$ 16,528
Outstanding balance of loan																										$ 0	$ 0
Secured Debt | Silverview Loan | Line of Credit
Borrowings [Line Items]
Aggregate borrowing capacity																																					$ 15,000,000	$ 15,000,000
Interest rate percentage																																					15.00%	15.00%
Prepayment premium percentage																								30		0.30
Debt minimum liquidity																			$ 500,000
Secured Debt | Silverview Loan, Payable in Cash | Line of Credit
Borrowings [Line Items]
Percentage of fixed rate payable																																						10.00%
Secured Debt | Silverview Loan, Payable in Kind | Line of Credit
Borrowings [Line Items]
Percentage of fixed rate payable																																					6.50%
Related Party
Borrowings [Line Items]
Accounts receivable factoring arrangement								$ 299,667
Accounts receivable factoring arrangement, amount payable												$ 266,667
Prepayment amount																500,000	$ 1,000,000
Agreement amount																500,000
Related Party | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Accounts receivable factoring arrangement								$ 166,667
Related Party | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares										$ 5																$ 5
Related Party | Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares												$ 5
Warrants converted (in Shares) | shares				16,666								13,333
Related Party | July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Accounts receivable factoring arrangement, additional amount payable					$ 277,000						$ 277,000		$ 250,000
Accounts receivable factoring arrangement, accrued fees					$ 27,000						$ 27,000
Related Party | July 2024 Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4	$ 5						$ 5												$ 5
Warrants converted (in Shares) | shares				15,625	12,500						12,500
Related Party | Whiskey Note
Borrowings [Line Items]
Debt conversion, original debt, amount																500,000
Aggregate principal																$ 672,500
May 2024 Accounts Receivable Factoring Agreement | Related Party
Borrowings [Line Items]
Accounts receivable factoring arrangement														$ 100,000
Accounts receivable factoring arrangement, amount payable													$ 113,285
July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Number of Investors								2				2
July 2024 Accounts Receivable Factoring Agreement | Related Party
Borrowings [Line Items]
Accounts receivable factoring arrangement								$ 166,667
2024 Barrel Production Contract | Related Party
Borrowings [Line Items]
Number of barrels																600											1,200
Series A Preferred Stock [Member]
Borrowings [Line Items]
Extinguishment of debt																							$ 719,919			$ 719,919
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 8																											$ 4
Number of barrels																							525			525
Series A Preferred Stock [Member] | Warrant
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares					510,315						510,315												510,315
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6						$ 6												$ 6
Series A Preferred Stock [Member] | Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares							32,963					44,291
Series A Preferred Stock [Member] | Related Party
Borrowings [Line Items]
Extinguishment of debt																										$ 296,619
Number of barrels																										50
Series A Preferred Stock [Member] | Related Party | Warrant
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares					321,026						321,026												321,026
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6						$ 6												$ 6
Series A Preferred Stock [Member] | Related Party | IPO
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares					510,315						510,315												510,315
Class of warrant exercise price (in Dollars per share) | $ / shares					$ 6						$ 6												$ 6
Series A Preferred Stock [Member] | Related Party | Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares												29,661
Series A Preferred Stock [Member] | Related Party | July 2024 Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Convertible promissory notes converted (in Shares) | shares											27,700
Common Stock [Member]
Borrowings [Line Items]
Debt amount										$ 13,381,016																$ 13,381,016
Common Stock [Member] | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares								66,549
Class of warrant exercise price (in Dollars per share) | $ / shares								$ 6
Common Stock [Member] | Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4		$ 5	$ 5					$ 5	$ 5
Warrants converted (in Shares) | shares				24,978		19,983						19,983
Common Stock [Member] | Related Party | Warrants, Accounts Receivable Factoring Agreement
Borrowings [Line Items]
Warrant outstanding (in Shares) | shares								44,333
Common Stock [Member] | Related Party | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4			$ 5						$ 5
Warrants converted (in Shares) | shares													5,000
Common Stock [Member] | Related Party | Accounts Receivable Factoring Agreement | Warrant
Borrowings [Line Items]
Class of warrant exercise price (in Dollars per share) | $ / shares				$ 4								$ 5
Maximum | Silverview Loan | Senior Notes
Borrowings [Line Items]
Interest rate																					16.50%			16.50%
Maximum | PPP Loan | Senior Notes
Borrowings [Line Items]
PPP loan measurement period																				24
Debt instrument, term																								24 months		24 months
Maximum | Secured Debt | Silverview Loan | Line of Credit
Borrowings [Line Items]
Interest coverage ratio																								2		2
Cash interest coverage ratio																								1.25
Minimum | Silverview Loan | Senior Notes
Borrowings [Line Items]
Interest rate																					15.00%			15.00%
Minimum | PPP Loan | Senior Notes
Borrowings [Line Items]
PPP loan measurement period																				8
Debt instrument, term																								18 months		18 months
Minimum | Secured Debt | Silverview Loan | Line of Credit
Borrowings [Line Items]
Interest coverage ratio																								1
Cash interest coverage ratio																								1		1.25